Contract Liabilities (Tables)	12 Months Ended
Nov. 30, 2024
Contract Liabilities [Abstract]
Schedule of Contract Liabilities

As of November 30, 2023 and 2024, the contract liabilities were comprised of the following:

	As of November 30,
	2023	2024	2024
	HK$	HK$	US$
Advance from customers	1,519,584	128,400	16,503
Total	1,519,584	128,400	16,503

Schedule of Increase Decrease in Contract Liabilities
	As of November 30,
	2023	2024	2024
	HK$	HK$	US$
Balance at beginning of the year ended	1,166,837	1,519,584	195,307
Decrease in contract liabilities as a result of recognizing revenue during the year which was included in the contract liabilities at the beginning of the year	(1,166,837)	(1,519,584)	(195,307)
Increase in contract liabilities as a result of billings in advance of performance obligation under contracts	1,519,584	128,400	16,503
Total	1,519,584	128,400	16,503